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                       THE L. ROY PAPP STOCK FUND, INC.
                            4400 North 32nd Street
                                   Suite 280
                            Phoenix, Arizona 85018
                                (602) 956-1115

                                  May 1, 1998

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004


                       The L. Roy Papp Stock Fund, Inc.
                      1933 Act Registration No. 33-31465
                      1940 Act Registration No. 811-05922

Ladies and Gentlemen:

     In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, The L. Roy Papp Stock Fund, Inc. (the "Fund") certifies that:

     a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Fund's registration statement on Form N-1A; and

     b. the text of the most recent post-effective amendment to the Fund's registration statement was filed with the Commission via EDGAR on April 30, 1998.

                                        Very truly yours,


                                        The L. Roy Papp Stock Fund, Inc.